EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income (Loss) attributable to ordinary shares - basic	$ 12,893	$ 8,121	$ (72,754)
Net income (Loss) - diluted	$ 12,893	$ 8,121	$ (72,754)
Denominator:
Number of ordinary shares outstanding during the year	25,965,357	25,850,067	25,849,724
Weighted average effect of dilutive securities:
Employee options and restricted share units	392,228	5,158
Diluted number of ordinary shares outstanding	26,357,585	25,855,225	25,849,724
Basic net earnings (loss) per ordinary share	$ 0.50	$ 0.31	$ (2.81)
Diluted net earnings (loss) per ordinary share	$ 0.49	$ 0.31	$ (2.81)
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	4,087,559	4,725,618	5,408,206